Long Term Investment	12 Months Ended
May 31, 2012
Long Term Investment
13.	LONG TERM INVESTMENT

Long term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Talent Boom Group Ltd. (“Talent Boom”)	2	2
Dajie.com Ltd. (“Dajie.com”)	—	2,000

	2	2,002

In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.